Derivative Instruments and Hedging Activities (Details 6) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Gain (Loss) on Cross Currency Swaps
Unrealized (losses) gains			$ (19,499)	$ 7,264
Total realized and unrealized (losses) gains on cross currency swaps	(10,080)	3,912	(1,207)	10,807
Cross currency swap agreement [Member]
Gain (Loss) on Cross Currency Swaps
Realized gains	696	777	1,690	1,444
Unrealized (losses) gains	$ (10,776)	$ 3,135	$ (2,897)	$ 9,363